ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE SUMMIT MUNICIPAL MONEY MARKET FUND
Unaudited		July 31, 2007
Portfolio of Investments †	$ Par	Value
(Amounts in 000s)
MUNICIPAL SECURITIES 99.1%
Alabama 0.5%
Decatur Ind. Dev. Board, Amoco Chemical, VRDN
3.74%, 11/1/35 (1)	1,500	1,500
		1,500
Alaska 1.6%
Merrill Lynch, Alaska Housing Fin. Corp., Single Family, VRDN
3.69%, 6/1/22 (1)	5,105	5,105
		5,105
Arizona 0.5%
Phoenix, GO, VRDN, 3.68%, 7/1/21	1,295	1,295
Salt River Agriculture Improvement & Power, VRDN
3.66%, 1/1/37	280	280
		1,575
Arkansas 3.8%
Arkansas, GO, 5.25%, 8/1/07	250	250
Arkansas, GO, VRDN, 3.67%, 12/1/14	420	420
Arkansas Dev. Fin. Auth., Single Family, VRDN
3.69%, 1/1/38 (1)	11,285	11,285
		11,955
Colorado 0.3%
Colorado HFA, Catholic Health Initiatives, 5.00%, 9/1/07 (2)	1,000	1,001
		1,001
District of Columbia 3.2%
Metropolitan Washington Airports Auth., 5.00%, 10/1/07 (1)(3)	900	902
Metropolitan Washington Airports Auth., TECP
3.80%, 8/15/07 (1)	2,000	2,000
Metropolitan Washington Airports Auth., VRDN
3.70%, 8/15/14 (1)(3)	2,990	2,990
Metropolitan Washington Airports Auth., VRDN
3.70%, 10/1/20 (1)(4)	3,985	3,985
		9,877
Florida 4.1%
Eclipse Funding Trust, Orlando-Orange County Expressway
Auth., VRDN, 3.66%, 7/1/37 (3)	1,000	1,000
Florida Board of Ed., GO, VRDN, 3.67%, 6/1/15	1,000	1,000
Merrill Lynch, Baptist Health South Florida, VRDN
3.69%, 8/15/42	1,000	1,000
Merrill Lynch, Broward County, GO, VRDN, 3.68%, 1/1/24	3,000	3,000
Merrill Lynch, Florida Board of Ed., GO, VRDN, 3.68%, 6/1/28	1,000	1,000
South Miami HFA, VRDN, 3.67%, 8/15/37	4,000	4,000
South Miami HFA, VRDN, 3.67%, 8/15/42	2,000	2,000
		13,000
Georgia 6.9%
Burke County Dev. Auth., Oglethorpe Power, TECP
3.68%, 9/11/07 (5)	2,000	2,000
Burke County Dev. Auth., Oglethorpe Power, TECP
3.75%, 9/13/07 (5)	2,000	2,000
Georgia, GO, VRDN, 3.67%, 7/1/10	1,845	1,845
Georgia Housing & Fin. Auth, Single Family, VRDN
3.73%, 12/1/36 (1)	7,200	7,200
Georgia Private Colleges & Univ. Auth., Emory Univ., TECP
3.70%, 9/11/07	1,000	1,000
Georgia Private Colleges & Univ. Auth., Emory Univ., TECP
3.72%, 8/21/07	1,000	1,000
Lehman Municipal Trusts, Atlanta Airport, VRDN
3.72%, 1/1/30 (1)(6)	5,000	5,000
Monroe County Dev. Auth., Oglethorpe Power, TECP
3.75%, 9/12/07 (5)	1,500	1,500
		21,545
Hawaii 1.9%
Lehman Municipal Trusts, Hawaii Airports, VRDN
3.72%, 7/1/17 (1)(6)	6,000	6,000
		6,000
Illinois 10.3%
Chicago, GO, VRDN, 3.67%, 1/1/14 (3)	1,000	1,000
Chicago O'Hare Int'l. Airport, VRDN, 3.69%, 1/1/32 (1)(4)	6,245	6,245
Chicago O'Hare Int'l. Airport, VRDN, 3.70%, 7/1/09 (1)(5)	1,875	1,875
Chicago O'Hare Int'l. Airport, VRDN, 3.71%, 1/1/12 (1)(3)	2,000	2,000
Chicago O'Hare Int'l. Airport, VRDN, 3.71%, 1/1/12 (1)(3)	4,000	4,000
Illinois HFA, Northwestern Memorial Hosp., VRDN
3.70%, 8/15/38	4,100	4,100
Illinois Housing Dev. Auth., Single Family, 5.20%, 8/1/07 (1)	130	130
Lake County Pollution Control, W.W. Grainger, VRDN
3.92%, 4/1/21 (1)	1,500	1,500
Lehman Municipal Trusts, Chicago Metropolitan Water, GO
VRDN, 3.67%, 12/1/32	1,000	1,000
Lehman Municipal Trusts, Illinois Housing Auth., Single Family
VRDN, 3.72%, 8/1/37 (1)	8,375	8,375
Merrill Lynch, Chicago Metropolitan Water, GO, VRDN
3.68%, 12/1/34	2,100	2,100
		32,325
Indiana 5.0%
Indiana Bond Bank, TAN, 4.25%, 1/31/08	2,000	2,006
Indiana Fin. Auth., Mittal Steel, VRDN, 3.68%, 8/1/30 (1)	4,500	4,500
Indiana Fin. Auth., PSI Energy, VRDN, 3.68%, 10/1/40 (1)	5,500	5,500
Indiana HFFA, Ascension Health, 5.00%, 11/1/07	1,000	1,003
Indianapolis Local Public Improvement, Airport Auth.
3.69%, 1/1/19 (1)(5)	2,705	2,705
		15,714
Iowa 0.8%
Iowa Fin. Auth., Single Family, VRDN, 3.70%, 1/1/09 (1)	2,520	2,520
		2,520
Kentucky 3.6%
Louisville & Jefferson County Airport, United Parcel Service of
America, VRDN, 3.70%, 1/1/29 (1)	11,200	11,200
		11,200
Louisiana 3.9%
Plaquemines Parish, BP Exploration & Oil, VRDN
3.74%, 10/1/24 (1)	5,600	5,600
Saint Charles Parish, PCR, Shell Oil, VRDN, 3.74%, 10/1/22 (1)	500	500
Saint Charles Parish, PCR, Shell Oil, VRDN, 3.75%, 11/1/21 (1)	6,100	6,100
		12,200
Maine 1.8%
Maine Housing Auth., Single Family, 3.75%, 11/15/35
(Tender 5/15/08) (1)	2,500	2,500
Maine Housing Auth., Single Family, 3.85%, 11/15/34
(Tender 7/18/08) (1)	3,000	3,000
		5,500
Maryland 1.8%
Lehman Municipal Trusts, Maryland CDA, Residential, VRDN
3.75%, 9/1/39 (1)	5,475	5,475
		5,475
Michigan 2.4%
Michigan, GO, TAN, 4.25%, 9/28/07	6,000	6,004
Univ. of Michigan Regents, Univ. of Michigan Hosp.
5.00%, 12/1/07	385	387
Wayne County Airport Auth., VRDN, 3.69%, 12/1/26 (1)(4)	1,075	1,075
		7,466
Mississippi 0.2%
Mississippi, GO, 5.00%, 5/1/08 (1)	230	232
Mississippi, GO, 5.25%, 9/1/07	300	300
		532
Missouri 0.3%
Univ. of Missouri Board of Curators, VRDN, 3.67%, 5/1/15	1,000	1,000
		1,000
Montana 1.0%
Anaconda-Deer Lodge County, BP Oil, VRDN, 3.74%, 10/1/37 (1)	1,000	1,000
Montana Board of Housing, Single Family, VRDN
3.69%, 6/1/37 (1)	2,200	2,200
		3,200
North Carolina 2.4%
Charlotte, Airport, VRDN, 3.70%, 4/20/19 (1)(4)	3,000	3,000
Charlotte, GO, TECP, 3.75%, 2/11/08	1,000	1,000
Charlotte, GO, VRDN, 3.68%, 6/1/10	1,000	1,000
Union County, GO, TECP, 3.75%, 12/4/07	1,000	1,000
Winston-Salem, Water & Sewer, VRDN, 3.67%, 6/1/37	1,590	1,590
		7,590
Ohio 0.1%
Ohio, Common Schools Capital Fac., GO, 5.00%, 9/15/07	400	400
		400
Pennsylvania 4.8%
Allegheny County Hosp. Auth., Univ. of Pittsburgh Medical
Center, VRDN, 3.74%, 12/1/16	4,604	4,604
Pennsylvania, GO, 5.00%, 10/1/07 (6)	500	501
Pennsylvania Higher Ed. Assistance Agency, VRDN
3.67%, 8/1/36 (1)(5)	10,000	10,000
		15,105
South Carolina 2.6%
South Carolina, GO, VRDN, 3.67%, 1/1/10	1,000	1,000
South Carolina, GO, VRDN, 3.67%, 8/1/19	3,000	3,000
South Carolina Public Service, TECP, 3.68%, 9/12/07	4,000	4,000
		8,000
South Dakota 2.1%
South Dakota HDA, Single Family, VRDN, 3.71%, 5/1/14 (1)	3,690	3,690
South Dakota HEFA, Sanford Health, VRDN, 3.66%, 11/1/34	2,895	2,895
		6,585
Tennessee 2.0%
Tennessee, GO, 4.00%, 8/1/07	400	400
Tennessee School Bond Auth., TECP, 3.70%, 8/9/07	4,000	4,000
Tennessee School Bond Auth., TECP, 3.70%, 9/6/07	2,000	2,000
		6,400
Texas 19.3%
Dallas/Fort Worth Airport, VRDN, 3.71%, 5/1/08 (1)(3)	2,495	2,495
Dallas/Fort Worth Airport, VRDN, 3.71%, 5/1/11 (1)(4)	8,875	8,875
Gulf Coast IDA, BP Amoco, VRDN, 3.74%, 4/1/28 (1)	2,500	2,500
Gulf Coast IDA, CITGO Petroleum, VRDN, 3.74%, 2/1/32 (1)	3,800	3,800
Gulf Coast Waste Disposal Auth., BP Amoco, VRDN
3.74%, 5/1/38 (1)	1,000	1,000
Harris County, GO, TECP, 3.68%, 8/3/07	500	500
Harris County, GO, TECP, 3.80%, 8/3/07	1,000	1,000
Houston Airport, VRDN, 3.70%, 7/1/18 (1)(3)	3,910	3,910
Houston Higher Education Fin. Corp., Rice Univ., VRDN
3.67%, 11/15/33	1,000	1,000
Houston Independent School Dist., GO, 3.77%, 6/15/31
(Tender 6/15/08)	1,000	1,000
Lehman Municipal Trusts, Port of Houston Auth., GO, VRDN
3.72%, 10/1/26 (1)(4)	2,700	2,700
North Texas Higher Ed. Auth., VRDN, 3.70%, 12/1/38 (1)	8,700	8,700
Port of Houston, GO, TECP, 3.82%, 8/9/07 (1)	6,795	6,795
Port of Houston, GO, TECP, 3.85%, 8/10/07 (1)	3,637	3,637
San Antonio Electric & Gas, 5.00%, 2/1/08	200	201
Texas, GO, 5.25%, 10/1/07	250	251
Texas, GO, TRAN, 4.50%, 8/31/07	6,000	6,003
Texas, Veterans Housing, VRDN, 3.68%, 6/1/38 (1)	5,000	5,000
West Side Calhoun County, BP Chemicals, VRDN
3.74%, 10/1/30 (1)	1,400	1,400
		60,767
Utah 0.3%
Utah Board of Regents, VRDN, 3.70%, 11/1/13 (1)(5)	1,000	1,000
		1,000
Vermont 0.6%
Vermont Ed. & Health Buildings Fin. Agency, Middlebury
College, 3.70%, 5/1/28 (Tender 5/1/08)	2,000	2,000
		2,000
Virginia 4.4%
Virginia HDA, Single Family, VRDN, 3.73%, 1/1/17 (1)	6,445	6,445
Virginia HDA, Single Family, VRDN, 3.73%, 7/1/17 (1)	6,900	6,900
Virginia Public School Auth., GO, 4.00%, 8/1/07	500	500
		13,845
Washington 5.6%
Port Bellingham IDC, BP Amoco, VRDN, 3.66%, 7/1/40 (1)	1,500	1,500
Port of Seattle, VRDN, 3.73%, 9/1/13 (1)(3)	4,980	4,980
Port of Seattle, VRDN, 3.73%, 7/1/23 (1)(4)	5,790	5,790
Washington, GO, 5.75%, 9/1/07	500	501
Washington, GO, VRDN, 3.67%, 7/1/12 (4)	2,000	2,000
Washington Housing Fin. Commission, Single Family, VRDN
3.69%, 6/1/37 (1)	2,940	2,940
		17,711
Wyoming 1.0%
Wyoming CDA, VRDN, 3.69%, 6/1/31 (1)	3,265	3,265
		3,265
Total Municipal Securities (Cost $311,358)		311,358
Total Investments in Securities
99.1% of Net Assets (Cost $311,358)		$311,358

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Interest subject to alternative minimum tax
(2)	Escrowed to maturity
(3)	Insured by Financial Security Assurance Inc.
(4)	Insured by MBIA Insurance Corp.
(5)	Insured by AMBAC Assurance Corp.
(6)	Insured by Financial Guaranty Insurance Company
CDA	Community Development Administration
GO	General Obligation
HDA	Housing Development Authority
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFFA	Health Facility Financing Authority
IDA	Industrial Development Authority/Agency
IDC	Industrial Development Corp.
PCR	Pollution Control Revenue
TAN	Tax Anticipation Note
TECP	Tax-Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Note
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer 's agent at a predetermined price (generally par)
on specified dates upon required notification; rate shown is effective rate at period-end.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Summit Municipal Money Market Fund
Unaudited	July 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Municipal Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Money Market Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income exempt from federal income taxes.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At July 31, 2007, the cost of investments for federal income tax purposes was $311,358,000.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND
Unaudited		July 31, 2007
Portfolio of Investments †
(Amounts in $000s)	$ Par	Value

MUNICIPAL SECURITIES 99.3%
Alabama 0.8%
Health Care Auth. for Baptist Health, 5.00%, 11/15/18	1,750	1,776
Jefferson County Sewer, 5.50%, 2/1/40
(Prerefunded 2/1/11) (1)(2)	2,500	2,659
		4,435
Alaska 1.8%
Alaska HFC, Single Family, 5.75%, 12/1/11 (3)	485	494
Alaska Int'l. Airport, 5.00%, 10/1/13 (3)(4)	2,000	2,095
Anchorage, GO, 5.00%, 3/1/20 (4)	3,255	3,416
Valdez Marine, BP Pipelines, VRDN, 3.69%, 7/1/37	4,000	4,000
		10,005
Arizona 1.6%
Arizona HFA, Blood Systems, 4.00%, 4/1/09	960	959
Arizona HFA, Blood Systems, 5.00%, 4/1/18	1,325	1,352
Arizona School Fac. Board, 5.50%, 7/1/13
(Prerefunded 7/1/11) (1)	3,500	3,713
Salt River Agricultural Improvement & Power, 5.25%, 1/1/15	1,500	1,593
Tempe IDA, Friendship Village, 5.375%, 12/1/13	1,500	1,508
		9,125
Arkansas 0.2%
Univ. of Arkansas, 5.00%, 11/1/26 (4)	1,000	1,037
		1,037
California 6.5%
California, Economic Recovery, GO, 5.25%, 7/1/12	1,170	1,246
California, GO, 5.00%, 11/1/12 (Prerefunded 11/1/11) (1)	165	173
California, GO, 5.00%, 11/1/12	85	89
California, GO, 5.00%, 9/1/24	2,900	3,016
California, GO, 5.00%, 11/1/24	700	719
California, GO, 5.50%, 11/1/33	1,000	1,069
California Dept. of Water Resources, Power Supply
5.50%, 5/1/11	3,300	3,490
California Dept. of Water Resources, Power Supply
5.50%, 5/1/14 (5)	2,320	2,502
California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/20	1,400	1,437
California Public Works Board, Univ. of California Research
5.00%, 10/1/25	2,070	2,155
Capistrano Unified School Dist. No. 90-2, 5.875%, 9/1/23	200	210
Golden State Tobacco Securitization Corp., Tobacco Industry
5.00%, 6/1/14	1,600	1,623
Long Beach Harbor, 5.00%, 5/15/18 (4)	1,500	1,585
Los Angeles Community College Dist., GO, 5.00%, 8/1/24 (6)	2,000	2,092
Los Angeles Unified School Dist., GO, 5.00%, 7/1/23 (4)	5,600	5,864
Port of Oakland, 5.00%, 11/1/11 (3)(4)	1,000	1,041
San Diego Unified School Dist., 5.00%, 7/1/16 (4)	4,705	5,068
Tobacco Securitization Auth. of Southern California
5.625%, 6/1/43 (Prerefunded 6/1/12) (1)	2,000	2,163
Univ. of California Regents, 5.00%, 5/15/19 (6)	1,215	1,275
		36,817
Colorado 0.2%
Colorado HFA, Evangelical Lutheran, 5.00%, 6/1/16	1,200	1,241
		1,241
Connecticut 0.7%
Mashantucket Western Pequot Tribe, 5.60%, 9/1/09 (7)	200	204
Mashantucket Western Pequot Tribe, 5.70%, 9/1/12 (7)	500	509
Mohegan Tribe Indians, 6.25%, 1/1/31	450	473
Mohegan Tribe Indians Gaming Auth., Public Improvement
5.00%, 1/1/08	100	100
Mohegan Tribe Indians Gaming Auth., Public Improvement
5.50%, 1/1/13	1,120	1,153
Univ. of Connecticut, Student Fee, 5.25%, 11/15/16 (2)	1,240	1,327
		3,766
Delaware 0.8%
Delaware River & Bay Auth., 5.00%, 1/1/21 (4)	1,000	1,047
New Castle County, Newark Charter School, 5.00%, 9/1/26	500	490
Sussex County, Cadbury Lewes, 5.90%, 1/1/26	860	867
Wilmington, GO, 5.375%, 6/1/16 (Prerefunded 6/1/12) (1)(2)	1,925	2,054
		4,458
District of Columbia 0.6%
Metropolitan Washington D.C. Airports Auth.
5.50%, 10/1/18 (3)(4)	2,350	2,472
Washington Metropolitan Area Transit Auth., 5.00%, 1/1/12 (4)	1,000	1,048
		3,520
Florida 15.9%
Broward County, 5.25%, 1/1/15 (Prerefunded 1/1/11) (1)	2,000	2,109
Broward County, 5.25%, 1/1/21 (Prerefunded 1/1/11) (1)	1,000	1,054
Broward County, GO, 5.25%, 1/1/18 (Prerefunded 1/1/11) (1)	3,220	3,395
Broward County, Water & Sewer Utilities, 5.00%, 10/1/15 (5)	1,425	1,504
Broward County Airport, 5.25%, 10/1/10 (3)(4)	2,000	2,046
Collier County, Gas Tax, 5.25%, 6/1/14 (5)	500	532
Delray Beach, Decade of Excellence, GO, 5.00%, 2/1/13 (6)	1,000	1,054
Duval County School Dist., GO, COP, 5.75%, 7/1/16 (6)	2,000	2,068
Fishhawk Community Dev. Dist., 5.00%, 11/1/07	5	5
Fishhawk Community Dev. Dist., 5.125%, 11/1/09	125	125
Florida Board of Ed., Capital Outlay, GO, 5.00%, 6/1/12 (2)	1,250	1,311
Florida Board of Ed., Capital Outlay, GO, 5.125%, 6/1/13	5,000	5,161
Florida Board of Ed., Capital Outlay, GO, 5.25%, 6/1/14	1,250	1,321
Florida Board of Ed., Lottery, 5.375%, 7/1/14 (2)	2,000	2,101
Florida Board of Ed., Lottery, 5.50%, 7/1/12
(Prerefunded 7/1/10) (1)(2)	2,500	2,639
Florida Board of Ed., Lottery, 5.50%, 7/1/13 (2)	2,200	2,322
Florida Board of Ed., Lottery, 5.50%, 7/1/16 (2)	1,000	1,053
Florida Dept. of Environmental Protection, 5.25%, 7/1/14 (2)	3,250	3,466
Florida Dept. of Natural Resources, Documentary Stamp Tax
5.50%, 7/1/09 (6)	3,000	3,096
Florida DOT, GO, 5.00%, 7/1/21	1,000	1,041
Greater Orlando Aviation Auth., 5.00%, 10/1/15 (6)	2,250	2,359
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/18	1,600	1,639
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/19	1,615	1,648
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/21	1,100	1,119
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/29 (Tender 11/16/09)	3,000	3,064
Hillsborough County School Dist., 5.375%, 10/1/14
(Prerefunded 10/1/11) (1)(5)	1,500	1,589
Jacksonville, 5.375%, 10/1/17 (2)	1,000	1,060
Jacksonville, Excise Taxes, 5.00%, 10/1/23 (5)	1,875	1,955
Jacksonville, Excise Taxes, 5.25%, 10/1/19 (3)(4)	1,500	1,568
Jacksonville HFA, Baptist Health, 5.00%, 8/15/11
(Prerefunded 8/15/07) (1)(4)	750	758
Kissimmee, Water & Sewer, 5.50%, 10/1/11 (2)(8)	1,500	1,566
Martin County, Utility Systems, 5.50%, 10/1/16 (2)	1,260	1,347
Miami-Dade County, 5.00%, 4/1/20 (4)	1,135	1,195
Miami-Dade County, Parks, GO, 5.25%, 11/1/16 (4)	660	694
Miami-Dade County EFA, University of Miami, 5.00%, 4/1/18
(Prerefunded 4/1/14) (1)(5)	1,750	1,859
Middle Village Community Dev. Dist., 5.00%, 5/1/09	60	60
Orange County, Sales Tax, 5.00%, 1/1/14 (2)	1,550	1,627
Orange County, Sales Tax, 5.125%, 1/1/16 (2)	2,580	2,711
Orange County HFA, Nemours Foundation, 5.00%, 1/1/20	1,245	1,305
Orlando-Orange County Expressway Auth., 6.50%, 7/1/10 (2)	1,000	1,074
Osceola County, Tourist Dev., GO, 5.50%, 10/1/16 (2)	1,000	1,072
Palm Beach County, Criminal Justice Fac., 5.75%, 6/1/13 (2)	3,700	4,044
Paseo Community Dev. Dist., 5.00%, 2/1/11	970	963
Polk County Capital Improvement, Transportation Improvement
5.625%, 12/1/15 (Prerefunded 12/1/10) (1)(6)	500	533
Preserve at Wilderness Lake Community Dev. Dist.
5.00%, 5/1/09	15	15
Reedy Creek Improvement Dist., GO, 5.00%, 6/1/17 (5)	1,775	1,843
Reedy Creek Improvement Dist., GO, 5.00%, 6/1/21 (5)	2,080	2,180
Reedy Creek Improvement Dist., GO, 5.375%, 6/1/15 (5)	2,000	2,103
Reedy Creek Improvement Dist., Utility System
5.00%, 10/1/20 (5)	1,025	1,078
Reedy Creek Improvement Dist., Utility System
5.125%, 10/1/14 (Prerefunded 10/1/09) (1)(4)	1,525	1,582
Saint Augustine, Capital Improvement, 5.00%, 10/1/24 (5)	2,400	2,494
Saint John's County IDA, Glenmoor, 5.00%, 1/1/16	400	396
Seven Oaks Community Dev. Dist. II, 5.00%, 5/1/09	1,070	1,066
South Miami HFA, Baptist Health, 5.00%, 8/15/23	2,500	2,539
West Orange Healthcare Dist., 5.50%, 2/1/10	800	825
		90,333
Georgia 2.6%
Atlanta Airport, 5.00%, 1/1/27 (6)	2,800	2,889
Chatham County Hosp. Auth., Memorial Health Univ. Medical
Center, 5.50%, 1/1/34	1,000	1,025
Cobb-Marietta Water Auth., 5.50%, 11/1/14	1,515	1,653
Fulton County, Water & Sewer, 5.00%, 1/1/21 (2)	2,180	2,273
Gainesville Redevelopment Auth., Riverside Military Academy
5.00%, 3/1/11	740	748
Georgia Private Colleges & Univ. Auth., Emory Univ.
5.75%, 11/1/14 (Prerefunded 11/1/09) (1)	3,000	3,155
Georgia Private Colleges & Univ. Auth., Emory Univ.
5.75%, 11/1/18 (Prerefunded 11/1/10) (1)	1,955	2,088
Savannah Economic Dev. Auth., Marshes of Skidaway
7.40%, 1/1/34	810	870
Savannah Economic Dev. Auth., Savannah College of Art &
Design, 6.80%, 10/1/19 (Prerefunded 10/1/09) (1)	200	216
		14,917
Hawaii 1.3%
Hawaii, GO, 5.50%, 2/1/11 (6)	1,050	1,108
Hawaii Airports System, 5.25%, 7/1/21 (2)(3)	3,000	3,080
Hawaii Dept. of Budget & Fin., Wilcox Memorial Hosp.
5.50%, 7/1/09	890	910
Honolulu City & County, GO, 5.00%, 7/1/10 (4)	2,000	2,067
		7,165
Idaho 0.1%
Nez Perce County, PCR, IDRB, Potlatch Corp., 7.00%, 12/1/14	400	445
		445
Illinois 3.4%
Chicago, 5.50%, 1/1/09 (4)(8)	235	241
Chicago, GO, 5.50%, 1/1/09 (4)	765	783
Chicago O' Hare Int'l. Airport, 5.00%, 1/1/10 (4)	3,600	3,696
Chicago Park District, 5.75%, 1/1/16
(Prerefunded 1/1/11) (1)(2)	845	897
Chicago Park District, GO, 5.75%, 1/1/16 (2)	155	164
Chicago Water, 5.50%, 11/1/18 (Prerefunded 11/1/11) (1)(5)	2,000	2,131
Illinois, GO, 5.50%, 8/1/16 (4)	1,250	1,337
Illinois HFA, Edward Health Services, 5.00%, 2/15/09
(Prerefunded 2/15/08) (1)(5)	500	508
Illinois HFA, Hinsdale Hosp., 7.00%, 11/15/19 (8)	260	272
Illinois HFA, Landing at Plymouth Place, 6.00%, 5/15/25	900	941
Illinois Toll Highway Auth., 5.00%, 1/1/18 (6)	4,500	4,743
Metropolitan Pier & Exposition Auth., McCormick Place
Expansion, 5.375%, 12/15/17 (2)	1,000	1,043
Metropolitan Pier & Exposition Auth., McCormick Place
Expansion, 5.375%, 12/15/18 (2)	2,500	2,601
		19,357
Indiana 0.3%
Indiana HFFA, Ascension Health, 5.00%, 5/1/13	1,350	1,402
Saint Joseph County, Holy Cross Village, Notre Dame
5.55%, 5/15/19	230	231
Saint Joseph County, Holy Cross Village, Notre Dame
6.00%, 5/15/26	250	262
		1,895
Iowa 0.2%
Tobacco Settlement Auth., Tobacco Industry, 5.375%, 6/1/38	1,000	981
		981
Kansas 0.7%
Johnson County Union School Dist. 233, Olathe, GO
5.00%, 9/1/10 (2)	1,290	1,336
Lenexa Health Care Fac., Lakeview Village, 5.00%, 5/15/10	900	910
Lenexa Health Care Fac., Lakeview Village, 5.125%, 5/15/14	1,150	1,175
Wyandotte County Unified Gov't., 4.75%, 12/1/16	250	252
Wyandotte County Unified Gov't., 5.00%, 12/1/20	400	407
		4,080
Louisiana 0.7%
Louisiana, Gas & Fuels Tax, 5.00%, 5/1/24 (9)	2,100	2,186
Louisiana, GO, 5.00%, 8/1/18 (4)	1,700	1,796
		3,982
Maryland 2.7%
Baltimore Convention Center Hotel, 5.00%, 9/1/16	755	756
Baltimore County, Catholic Health Initiatives, 5.00%, 9/1/18	750	775
Charles County, GO, 5.00%, 3/1/13	1,810	1,915
Howard County, Vantage House, 5.00%, 4/1/13	725	723
Howard County, Vantage House, 5.00%, 4/1/14	760	757
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
5.00%, 12/1/16	1,250	1,249
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
7.625%, 12/1/22 (Prerefunded 12/1/09) (1)	750	820
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
7.73%, 12/1/27 (Prerefunded 12/1/09) (1)	800	876
Maryland Energy Fin. Administration, Baltimore Wastewater
6.30%, 12/1/10 (3)	205	209
Maryland HHEFA, Ingleside at Kings Farm Presbyterian
Community, 5.00%, 1/1/17	800	796
Maryland HHEFA, Peninsula Regional Medical Center
5.00%, 7/1/19	1,415	1,455
Montgomery County, GO, 5.25%, 10/1/14	2,700	2,866
Northeast Maryland Waste Disposal Auth., Solid Waste
5.50%, 4/1/11 (3)(5)	1,635	1,720
Northeast Maryland Waste Disposal Auth., Solid Waste
5.50%, 4/1/16 (3)(5)	500	530
		15,447
Massachusetts 0.7%
Massachusetts, 5.25%, 10/1/22 (Prerefunded 10/1/13) (1)	1,300	1,395
Massachusetts, 5.75%, 9/1/14 (Prerefunded 9/1/09) (1)	2,000	2,096
Massachusetts Water Pollution Abatement Trust
6.00%, 8/1/15 (Prerefunded 8/1/09) (1)	470	495
		3,986
Michigan 1.2%
Detroit City School Dist., 5.50%, 5/1/18
(Prerefunded 5/1/12) (1)(6)	1,750	1,875
Michigan Hosp. Fin. Auth., Mercy Health, 5.00%, 8/15/12 (8)	1,395	1,410
Michigan Municipal Bond Auth., Clean Water Fund
5.00%, 10/1/22	2,000	2,109
Wayne Charter County Airport, 5.25%, 12/1/11 (3)(4)	1,500	1,536
		6,930
Minnesota 1.2%
Maple Grove Hosp., Northern Memorial Health Care
5.00%, 5/1/16	2,000	2,067
Minneapolis, Convention Center, GO, 5.00%, 12/1/10	1,255	1,305
Minneapolis-St. Paul Metropolitan Airport Commission
5.50%, 1/1/17 (2)	2,000	2,107
Southern Minnesota Municipal Power Agency
5.25%, 1/1/13 (5)	1,400	1,494
		6,973
Missouri 0.6%
Good Shepherd Nursing Home Dist., 5.45%, 8/15/08	95	95
Missouri Highway & Transportation Commission
5.00%, 5/1/23	1,450	1,528
Saint Louis Municipal Fin. Corp., City Justice Center
5.375%, 2/15/14 (5)	1,865	1,978
		3,601
Nebraska 0.2%
Univ. of Nebraska, Board of Regents, 5.00%, 7/1/28	1,000	1,029
		1,029
Nevada 1.1%
Clark County, GO, 5.50%, 6/1/16 (Prerefunded 6/1/11) (1)(2)	2,000	2,119
Clark County School Dist., GO, 5.00%, 6/15/16 (6)	2,570	2,719
Clark County, IDRB, PCR, Southwest Gas, 5.45%, 3/1/38
(Tender 3/1/13)	700	721
Clark County, IDRB, PCR, Southwest Gas, 5.80%, 3/1/38
(Tender 3/1/13) (3)	500	520
		6,079
New Jersey 3.0%
New Jersey Economic Dev. Auth., School Fac. Construction
5.25%, 3/1/15	2,000	2,152
New Jersey HFFA, Childrens Specialized Hosp., 5.00%, 7/1/12	400	408
New Jersey HFFA, Childrens Specialized Hosp., 5.00%, 7/1/14	600	613
New Jersey HFFA, Childrens Specialized Hosp., 5.00%, 7/1/18	400	403
New Jersey Transportation Trust Fund Auth.
5.25%, 12/15/09 (4)	1,500	1,551
New Jersey Transportation Trust Fund Auth., 5.75%, 6/15/11 (8)	3,400	3,639
Salem County Pollution Control Fin. Auth., PCR, PSEG Power
5.75%, 4/1/31 (3)	200	205
Tobacco Settlement Fin. Corp., 6.00%, 6/1/37	1,455	1,590
Tobacco Settlement Fin. Corp., 6.125%, 6/1/42
(Prerefunded 6/1/12) (1)	3,000	3,296
Tobacco Settlement Fin. Corp., Tobacco Industry
4.50%, 6/1/23	1,500	1,439
Tobacco Settlement Fin. Corp., Tobacco Industry
5.00%, 6/1/16	1,750	1,769
		17,065
New Mexico 0.4%
Sandoval County, IDRB, Intel Corp., 5.00%, 6/1/20	2,000	2,083
		2,083
New York 10.1%
Albany Parking Auth., 5.25%, 10/15/12	640	664
Dormitory Auth. of the State of New York, 5.25%, 11/15/23
(Tender 5/15/12)	1,000	1,055
Dormitory Auth. of the State of New York, Mental Health
Services, 5.00%, 2/15/19 (2)	3,000	3,152
Dormitory Auth. of the State of New York, Mount Sinai NYU
Health, 5.00%, 7/1/11	495	498
Dormitory Auth. of the State of New York, Personal Income Tax
5.00%, 3/15/20 (6)	1,000	1,054
Dormitory Auth. of the State of New York, State Univ.
5.25%, 7/1/19 (4)	2,200	2,368
New York City, GO, 5.00%, 8/1/16	2,000	2,107
New York City, GO, 5.00%, 4/1/20	4,000	4,176
New York City, GO, 5.00%, 4/1/21 (2)	3,915	4,117
New York City, GO, 5.00%, 8/1/21	3,550	3,704
New York City, GO, 5.25%, 8/1/11	3,500	3,682
New York City, GO, 5.50%, 8/1/12	4,165	4,463
New York City IDA, 7 World Trade Center, 6.25%, 3/1/15	2,900	3,041
New York City IDA, 7 World Trade Center, 6.75%, 3/1/15	1,000	1,057
New York City IDA, Terminal One Group, 5.00%, 1/1/12 (3)	4,250	4,406
New York City IDA, Terminal One Group, 5.50%, 1/1/24 (3)	1,000	1,065
New York City Transitional Fin. Auth., 5.00%, 11/1/14	4,000	4,266
New York State Environmental Fac., New York City Municipal
Water Fin. Auth., 6.875%, 6/15/10	30	30
New York State Housing Fin. Agency, 5.85%, 9/15/09	300	306
New York State Urban Dev. Corp., 5.50%, 1/1/17	2,905	3,050
New York State Urban Dev. Corp., VRDN, 3.76%, 1/1/09	590	590
New York Tobacco Settlement Corp., 5.75%, 7/15/32
(Prerefunded 7/15/12) (1)	1,000	1,084
Seneca Nation Indians Capital Improvement Auth.
5.25%, 12/1/16 (7)	1,000	1,022
Tobacco Settlement Fin. Corp., 5.50%, 6/1/16	3,000	3,152
Tobacco Settlement Fin. Corp., 5.50%, 6/1/19 (2)	3,080	3,302
		57,411
North Carolina 1.4%
North Carolina Eastern Municipal Power Agency
5.375%, 1/1/11	3,500	3,644
North Carolina Eastern Municipal Power Agency, 5.50%, 1/1/12	1,200	1,266
North Carolina Eastern Municipal Power Agency, 5.50%, 1/1/14	130	139
North Carolina Eastern Municipal Power Agency, 6.70%, 1/1/19	700	743
North Carolina Municipal Power Agency #1, Catawba Electric
5.50%, 1/1/13	1,880	1,997
		7,789
North Dakota 0.3%
Ward County, Trinity Health, 5.125%, 7/1/17	1,500	1,545
		1,545
Ohio 0.9%
Cuyahoga County Hosp., Cleveland Clinic Health System
6.00%, 1/1/32	2,500	2,708
Dayton, IDRB, PCR, Emery Air Freight, 6.05%, 10/1/09	625	653
Ohio Higher Ed. Fac. Commission, Denison Univ.
5.125%, 11/1/21	1,525	1,615
		4,976
Oklahoma 0.7%
Oklahoma Dev. Fin. Auth., Inverness Village, 8.00%, 2/1/32	1,305	1,453
Oklahoma Transportation Auth., 5.25%, 1/1/16
(Prerefunded 1/1/12) (1)(5)	280	296
Oklahoma Transportation Auth., 5.25%, 1/1/16 (5)	2,005	2,111
		3,860
Oregon 1.1%
Oregon DOT, 5.50%, 11/15/14 (Prerefunded 11/15/12) (1)	2,330	2,513
Portland Sewer, 5.00%, 6/15/12 (4)	2,065	2,173
Western Generation Agency, Wauna Cogeneration
5.00%, 1/1/16 (10)	1,395	1,422
		6,108
Pennsylvania 2.3%
Allegheny County Sanitary Auth., 5.75%, 12/1/16
(Prerefunded 12/1/10) (1)(4)	1,410	1,504
Cumberland County Municipal Auth., Wesley Affiliated Services
7.125%, 1/1/25	400	458
Geisinger Auth., Health System, VRDN, 3.68%, 8/1/28	6,600	6,600
Pennsylvania Econ. Dev. Fin. Auth., Reliant Energy, IDRB, PCR
6.75%, 12/1/36 (3)	750	821
Pennsylvania Intergov't. Cooperative Auth., Special Tax
5.25%, 6/15/13 (2)	1,500	1,537
Philadelphia Auth. for Ind. Dev., Paul's Run Retirement
Community, 5.85%, 5/15/13	500	508
Souderton Area School Dist., GO, 5.00%, 11/15/18 (2)	1,700	1,794
		13,222
Puerto Rico 1.1%
Gov't. Dev. Bank of Puerto Rico, GO, 5.00%, 12/1/08	2,250	2,284
Puerto Rico Electric Power Auth., 5.25%, 7/1/12 (6)	1,000	1,065
Puerto Rico Electric Power Auth., 5.25%, 7/1/14 (4)	2,000	2,056
Puerto Rico Ind., Tourism, Ed., Medical & Environmental
Ascension Health, 6.375%, 11/15/15	750	806
		6,211
Rhode Island 0.1%
Central Falls Detention Fac. Corp., 7.25%, 7/15/35	400	443
		443
South Carolina 3.7%
Charleston Water & Sewer, 5.125%, 1/1/13	1,000	1,062
South Carolina Public Service Auth., 5.00%, 1/1/20 (6)	5,000	5,187
South Carolina Public Service Auth., 5.50%, 1/1/12 (6)	3,500	3,735
South Carolina State Highway, GO, 5.00%, 4/1/17	5,000	5,221
South Carolina Transportation Infrastructure Bank
5.00%, 10/1/21 (5)	4,110	4,312
South Carolina Transportation Infrastructure Bank
5.50%, 10/1/15 (5)	1,240	1,315
Tobacco Settlement Revenue Management, Tobacco Industry
6.375%, 5/15/28	20	21
		20,853
Tennessee 1.9%
Memphis-Shelby County Airport Auth., 6.25%, 2/15/11 (3)(4)	900	966
Metropolitan Nashville & Davidson County, Vanderbilt Univ.,
5.00%, 10/1/44 (Tender 4/1/10) (4)	2,000	2,054
Shelby County, Public Improvement, GO, 5.00%, 3/1/11 (6)	2,275	2,366
Tennessee Energy Acquisition, Goldman Sachs Group
5.00%, 9/1/12	2,460	2,534
Tennessee Energy Acquisition, Goldman Sachs Group
5.00%, 9/1/13	2,000	2,065
Tennessee Housing Dev. Agency, Single Family Housing
4.95%, 7/1/10 (3)	420	429
Tennessee Housing Dev. Agency, Single Family Housing
5.05%, 7/1/11 (3)	355	362
		10,776
Texas 12.7%
Abilene Health Fac. Dev. Corp., Sears Methodist Retirement
5.40%, 11/15/09	845	859
Arlington Independent School Dist., GO, 5.00%, 2/15/15	4,200	4,468
Austin, GO, 5.00%, 9/1/17 (4)	3,300	3,494
Dallas Water & Sewer, 5.00%, 10/1/11 (5)	2,500	2,610
Dallas/Fort Worth Airport, 6.10%, 11/1/20 (2)(3)	1,500	1,559
Garland Independent School Dist., 5.00%, 2/15/23	4,000	4,155
Harris County, GO, 5.00%, 10/1/23	400	411
Harris County Health Fac. Dev. Corp., Texas Childrens Hosp.
5.375%, 10/1/12 (8)	2,145	2,232
Houston, GO, 5.375%, 3/1/12 (Prerefunded 3/1/11) (1)(6)	3,000	3,149
Houston Airport, 5.20%, 7/1/18 (2)(3)	2,000	2,029
Houston Combined Utility System, 5.00%, 11/15/25 (6)	2,730	2,860
Houston Combined Utility System, 5.25%, 5/15/14 (4)	7,000	7,529
Houston Combined Utility System, 5.25%, 5/15/22 (6)	2,550	2,702
Houston Combined Utility System, 5.25%, 5/15/25 (4)	500	530
Lower Colorado River Auth., 5.75%, 5/15/11 (6)	3,370	3,510
Lower Colorado River Auth., 5.875%, 5/15/14 (6)	1,750	1,827
North East Independent School Dist., GO, 6.00%, 2/1/16
(Prerefunded 2/1/10) (1)	2,300	2,421
Sabine River Auth., PCR, TXU Energy, 5.50%, 5/1/22
(Tender 11/1/11)	170	172
San Antonio, 5.00%, 8/1/10 (8)	25	26
San Antonio, 5.50%, 2/1/19 (Prerefunded 2/1/12) (1)	15	16
San Antonio, GO, 5.00%, 8/1/10	1,475	1,524
San Antonio, GO, 5.50%, 2/1/19	1,485	1,571
San Antonio Electric & Gas, 5.00%, 2/1/15	5,650	6,008
San Antonio Electric & Gas, 5.00%, 2/1/19	3,280	3,436
Tarrant County Cultural Ed. Facilities Fin. Corp.
Health Resources, 5.00%, 2/15/16	2,000	2,071
Tarrant County Health Fac. Dev. Corp., Baylor Health Care
5.25%, 11/15/23	4,000	4,141
Tarrant County Health Fac. Dev. Corp., Baylor Health Care
5.375%, 11/15/21	1,000	1,045
Tarrant County Health Fac. Dev. Corp., Health Resources
5.75%, 2/15/10 (Prerefunded 2/15/08) (1)(4)	3,000	3,091
Texas A&M Univ., 5.00%, 5/15/25	2,400	2,492
		71,938
Utah 0.0%
Utah Housing Fin. Agency, Single-Family, 6.00%, 7/1/10 (3)	50	51
		51
Virgin Islands 0.2%
Virgin Islands PFA, 5.25%, 10/1/20	1,000	1,042
Virgin Islands PFA, Hovensa Refinery, 5.875%, 7/1/22 (3)	200	210
Virgin Islands PFA, Hovensa Refinery, 6.125%, 7/1/22 (3)	150	162
		1,414
Virginia 9.1%
Arlington County, Public Improvement, GO, 5.00%, 5/15/17	1,500	1,600
Arlington County IDA, Virginia Hosp. Center, 5.50%, 7/1/13
(Prerefunded 7/1/11) (1)	2,000	2,136
Charles City County IDA, IDRB, Waste Management
6.25%, 4/1/27 (Tender 4/1/12) (3)	500	527
Chesterfield County IDA, Electric & Power, 5.875%, 6/1/17	1,000	1,060
Fairfax County, Public Improvement, GO, 5.25%, 4/1/13	2,800	3,005
Fairfax County, Sewer, 5.00%, 7/15/27	2,395	2,492
Fredericksburg IDA, Medicorp Health, 5.25%, 6/15/27	1,000	1,015
Greater Richmond Convention Center, Hotel Tax
5.00%, 6/15/16 (4)	2,000	2,132
Greater Richmond Convention Center, Hotel Tax
5.00%, 6/15/23 (4)	895	938
Henrico County Water & Sewer, 5.00%, 5/1/26	3,090	3,235
Loudoun County IDA, Falcons Landing, 6.00%, 8/1/24	250	263
Loudoun County IDA, Loudoun Hosp. Center, 6.10%, 6/1/32
(Prerefunded 6/1/12) (1)	1,000	1,105
Pocahontas Parkway Assoc., 5.50%, 8/15/28
(Prerefunded 8/15/08) (1)	700	726
Portsmouth, Public Improvement, GO, 5.50%, 6/1/14 (2)	555	563
Spotsylvania County, GO, 5.00%, 1/15/23 (6)	1,390	1,465
Town of Leesburg, Public Improvement, GO, 5.50%, 1/15/11 (2)	1,145	1,209
Virginia Beach, Public Improvement, GO, 5.00%, 1/15/10	1,950	2,006
Virginia Biotechnology Research Park Auth., 5.25%, 9/1/12	2,705	2,844
Virginia College Building Auth., VRDN, 3.74%, 2/1/26	2,480	2,480
Virginia College Building Auth., Public Higher Ed. Fin. Program
5.00%, 9/1/16	3,350	3,556
Virginia College Building Auth., Public Higher Ed. Fin. Program
5.50%, 9/1/14 (Prerefunded 9/1/10) (1)	3,070	3,224
Virginia Commonwealth Transportation Board, 5.00%, 5/15/10	4,490	4,636
Virginia Port Auth., 5.00%, 7/1/14 (3)(6)	1,000	1,051
Virginia Port Auth., 5.50%, 7/1/13 (3)(6)	2,590	2,779
Virginia Public Building Auth., 5.00%, 8/1/11	2,800	2,923
Virginia Public School Auth., GO, 5.00%, 8/1/16	2,555	2,680
		51,650
Washington 3.5%
King County, GO, 5.00%, 1/1/23 (2)	6,380	6,657
Port of Seattle, 5.00%, 2/1/25 (9)	1,270	1,319
Port of Seattle, 5.00%, 2/1/26 (9)	2,705	2,801
Seattle, Light & Power, 5.00%, 3/1/20 (6)	5,355	5,498
Tacoma Electric System, 5.50%, 1/1/11 (6)	2,460	2,590
Washington HFA, Virginia Mason Medical Center
6.00%, 8/15/08 (4)	1,000	1,023
		19,888
West Virginia 0.4%
West Virginia, GO, 5.00%, 6/1/13 (2)	2,000	2,117
		2,117
Wisconsin 0.2%
Wisconsin HEFA, Froedtert & Community Health
5.625%, 10/1/11	1,000	1,054
		1,054
Wyoming 0.1%
Uinta County, PCR, Chevron, VRDN, 3.66%, 12/1/22	400	400
		400
Total Municipal Securities (Cost $557,061)		562,458
Total Investments in Securities
99.3% of Net Assets (Cost $557,061)		$562,458

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Prerefunded date is used in determining portfolio maturity.
(2)	Insured by Financial Guaranty Insurance Company
(3)	Interest subject to alternative minimum tax
(4)	Insured by MBIA Insurance Corp.
(5)	Insured by AMBAC Assurance Corp.
(6)	Insured by Financial Security Assurance Inc.
(7)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$1,735 and represents 0.3% of net assets.
(8)	Escrowed to maturity
(9)	Insured by XL Capital Assurance Inc.
(10)	Insured by ACA Financial Guaranty Corp.
COP	Certificate of Participation
DOT	Department of Transportation
EFA	Educational Facility Authority
GO	General Obligation
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFC	Housing Finance Corp.
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer 's agent at a predetermined price (generally par)
on specified dates upon required notification; rate shown is effective rate at period-end.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Summit Municipal Intermediate Fund
Unaudited	July 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Municipal Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Intermerdiate Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2007, the cost of investments for federal income tax purposes was $557,049,000. Net unrealized gain aggregated $5,409,000 at period-end, of which $7,120,000 related to appreciated investments and $1,711,000 related to depreciated investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND
Unaudited		July 31, 2007
Portfolio of Investments †	$ Par	Value
(Amounts in 000s)
MUNICIPAL SECURITIES 99.0%
Alabama 1.6%
Alabama Public School & College Auth., 5.50%, 9/1/29 (1)	1,000	1,038
Camden Ind. Dev. Board, IDRB, Weyerhaeuser
6.125%, 12/1/24	300	322
Health Care Auth. for Baptist Health, 5.00%, 11/15/17	3,805	3,898
Houston County Healthcare Auth., 5.25%, 10/1/30 (2)	2,000	2,120
		7,378
Alaska 0.7%
Alaska HFC, Single Family, 5.75%, 12/1/11 (3)	1,115	1,135
Alaska Student Loan Corp., 5.10%, 7/1/10 (2)(3)	1,000	1,021
Anchorage, GO, 5.00%, 3/1/20 (1)	1,000	1,049
		3,205
Arizona 0.9%
Arizona HFA, Beatitudes Campus, 5.20%, 10/1/37	1,000	953
Arizona HFA, Blood Systems, 5.00%, 4/1/20	615	625
Phoenix, 5.875%, 7/1/18 (Prerefunded 7/1/10) (4)	575	607
Phoenix Civic Improvement, 6.25%, 7/1/17
(Prerefunded 7/1/10) (4)(5)	1,000	1,076
Salt River Agricultural Improvement & Power, 5.00%, 1/1/08	600	603
Tempe IDA, Friendship Village, 6.75%, 12/1/30	300	322
		4,186
Arkansas 0.2%
Univ. of Arkansas, 5.00%, 11/1/34 (1)	1,000	1,033
		1,033
California 14.9%
Apple Valley Redevelopment Agency, 5.00%, 6/1/32 (2)	2,590	2,676
California, 5.65%, 6/1/30 (Prerefunded 6/1/10) (4)	105	111
California, GO, 5.00%, 3/1/14	2,100	2,224
California, GO, 5.00%, 11/1/24	370	380
California, GO, 5.00%, 2/1/33 (Prerefunded 2/1/14) (4)	3,000	3,202
California, GO, 5.00%, 6/1/37	4,000	4,106
California, GO, 5.50%, 11/1/33	1,250	1,336
California, GO, 5.65%, 6/1/30	25	26
California Dept. of Veteran Affairs, 4.60%, 12/1/28	1,750	1,702
California Dept. of Water Resources, Power Supply
5.25%, 5/1/09 (1)	1,000	1,027
California Dept. of Water Resources, Power Supply
5.50%, 5/1/14 (2)	1,000	1,079
California Dept. of Water Resources, Power Supply
5.75%, 5/1/17 (Prerefunded 5/1/12) (4)	200	219
California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/16	225	235
California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/27	2,600	2,628
California Housing Fin. Agency, 4.95%, 8/1/36 (3)	2,000	1,970
California Housing Fin. Agency, 5.00%, 2/1/24 (3)(5)	2,250	2,266
California Housing Fin. Agency, Home Mortgage
5.75%, 8/1/30 (3)(5)	995	1,052
California Municipal Fin. Auth., Community Hospital Central
5.00%, 2/1/15	1,250	1,285
California Pollution Control Fin. Auth., Waste Management
5.10%, 6/1/18 (Tender 6/1/08) (3)	3,000	3,010
California Public Works Board, 5.00%, 1/1/21	2,000	2,081
California Public Works Board, Butterfield, 5.00%, 6/1/17	560	590
California Public Works Board, Dept. of Corrections
5.25%, 6/1/28	1,000	1,040
California Public Works Board, Mental Health, 5.50%, 6/1/23	500	541
California Public Works Board, Mental Health, Coalinga
5.125%, 6/1/29	1,000	1,030
California Public Works Board, Univ. of California Research
5.00%, 10/1/28	2,500	2,589
California Public Works Board, Univ. of California Research
Project, 5.00%, 10/1/26	2,220	2,306
California State Univ. Trustees, 5.00%, 11/1/23 (2)	2,505	2,616
California Statewide CDA, Huntington Memorial Hosp.
5.00%, 7/1/27	2,000	2,021
California Statewide CDA, Southern California Edison
4.10%, 4/1/28 (6)	2,500	2,502
Chula Vista, Multi-Family Housing, 7.50%, 1/1/32
(Prerefunded 1/1/09) (3) (4)	425	449
Chula Vista Industrial Dev., PCR, San Diego Gas & Electric
5.00%, 12/1/27 (3)	500	510
Chula Vista Industrial Dev., PCR, San Diego Gas & Electric
5.50%, 12/1/21 (3)	500	531
Golden State Tobacco Securitization Corp., 5.75%, 6/1/47	1,500	1,545
Golden State Tobacco Securitization Corp., Tobacco Settlement
5.625%, 6/1/38 (Prerefunded 6/1/13) (4)	1,000	1,088
Los Angeles Dept. of Water & Power, 5.00%, 7/1/31 (2)	1,000	1,042
Napa Valley Community College, 5.00%, 8/1/21
(Prerefunded 8/1/15) (1)(4)	1,310	1,409
Oakland, GO, 5.00%, 1/15/26 (2)	1,100	1,149
Palm Springs Int'l. Airport, 5.45%, 7/1/20 (3)	690	698
Pomona Unified School Dist., GO, 6.15%, 8/1/15 (1)	145	161
Poway Community Fac. Dist. #88-1, 6.75%, 8/15/15	425	441
Sacramento City Fin. Auth., Convention Center, 6.25%, 1/1/30	500	506
San Diego Unified School Dist., Election 98E, 5.25%, 7/1/24 (7)	500	539
San Francisco Bay Area Rapid Transit, Property Tax, GO
5.00%, 8/1/22	1,025	1,079
San Francisco City and County Redev., Mission Bay South
5.15%, 8/1/35	300	298
Sweetwater Union High School Dist., Special Tax, 5.00%
9/1/19 (7)	2,515	2,645
Univ. of California Regents, 4.75%, 5/15/24 (7)	2,400	2,435
Univ. of California Regents, 5.00%, 5/15/24 (7)	1,235	1,280
Vallejo Sanitation Flood Control Dist., Overflow Elimination
COP, 5.00%, 5/1/24 (2)	1,000	1,038
Vallejo Sanitation Flood Control Dist., Overflow Elimination
COP, 5.00%, 5/1/25 (2)	435	451
Washington, Union School District, COP, 5.125%, 8/1/37 (2)	1,170	1,218
		68,362
Colorado 1.0%
Colorado HFA, Adventist Health/Sunbelt, 6.625%, 11/15/26
(Prerefunded 11/15/11) (4)	500	558
Colorado HFA, Covenant Retirement Communities
6.125%, 12/1/33	100	106
Colorado Springs Utility Revenue, 5.00%, 11/15/29 (1)	2,465	2,533
Denver Convention Center Hotel Auth., 5.00%, 12/1/35 (6)	1,000	1,031
Park Creek Metropolitan District, Property Tax, 5.50%, 12/1/37	270	281
		4,509
Connecticut 0.6%
Connecticut HEFA, 5.00%, 7/1/36 (8)	1,000	1,001
Mashantucket Western Pequot Tribe, 5.50%, 9/1/36 (9)	1,000	1,018
Mashantucket Western Pequot Tribe, 5.70%, 9/1/12 (9)	250	254
Mashantucket Western Pequot Tribe, 5.75%, 9/1/27 (9)	300	303
Mohegan Tribe Indians, 6.25%, 1/1/31	350	368
		2,944
Delaware 0.7%
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/24	600	601
Delaware HFA, Catholic Health East, 5.75%, 11/15/33	250	263
Delaware Housing Auth., Multi-Family, 5.40%, 7/1/24	970	995
Delaware River & Bay Auth., 5.00%, 1/1/27 (1)	500	520
New Castle County, Newark Charter School, 5.00%, 9/1/26	500	490
Sussex County, Cadbury Lewes, 5.90%, 1/1/26	375	378
		3,247
District of Columbia 2.0%
District of Columbia, 5.00%, 4/1/25 (2)	5,510	5,768
District of Columbia, GO, 6.00%, 6/1/17 (1)	1,220	1,397
District of Columbia, GO, VRDN, 3.66%, 6/1/23	1,000	1,000
Metropolitan Washington D.C. Airports Auth., 5.50%
10/1/27 (1)(3)	1,000	1,047
		9,212
Florida 4.2%
Ave Maria Stewardship Community Dev. Dist., 4.80%, 11/1/12	970	964
Broward County Airport, 5.375%, 10/1/13 (1)(3)	2,500	2,560
Fish Hawk Community Dev., 5.00%, 11/1/07	5	5
Fish Hawk Community Dev., 5.00%, 5/1/12	500	495
Fish Hawk Community Dev., 5.125%, 11/1/09	105	105
Florida Board of Ed., GO, 5.375%, 6/1/16	5,000	5,340
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/23	1,410	1,425
Jacksonville, Excise Tax, 5.25%, 10/1/20 (1)(3)	1,000	1,043
Lee County Memorial Health Systems, VRDN, 3.72%, 4/1/27	300	300
Orange County HFA, Orlando Regional Healthcare, VRDN
3.70%, 10/1/41 (7)	1,200	1,200
Orange County School Board, VRDN, 3.66%, 8/1/25 (2)	300	300
Paseo Community Dev. Dist., 5.00%, 2/1/11	930	923
Saint John's County IDA, Glenmoor, 5.00%, 1/1/16	500	496
Seven Oaks Community Dev. Dist. II, 5.00%, 5/1/09	190	189
South Miami HFA, Baptist Health, 5.00%, 8/15/27	3,500	3,530
Winter Garden Village, Fowler Grove, 5.65%, 5/1/37	500	499
		19,374
Georgia 3.1%
Atlanta, Princeton Lakes, 5.50%, 1/1/31	300	302
Atlanta Airport, 5.50%, 1/1/26 (Prerefunded 1/1/10) (4)(5)	200	210
Atlanta Airport, 6.25%, 1/1/14 (3)(5)	1,000	1,055
Chatham County Hosp. Auth., Memorial Health Univ. Medical
Center, 5.50%, 1/1/34	1,000	1,025
Chatham County Hosp. Auth., Memorial Health Univ. Medical
Center, 6.125%, 1/1/24	750	790
Clarke County, Athens Regional Medical Center, GO
5.00%, 1/1/27 (1)	3,000	3,126
Clarke County, Athens Regional Medical Center, GO
5.00%, 1/1/32 (1)	2,810	2,912
Forsyth County Water & Sewer Auth., 5.00%, 4/1/28	3,500	3,600
Fulton County Residential Care Fac. for the Elderly
Canterbury Court, 6.125%, 2/15/26	250	261
Municipal Electric Auth. of Georgia, 5.70%, 1/1/19 (1)(10)	100	112
Rockdale County Dev. Auth., Pratt Industries USA
7.50%, 1/1/26 (3)	225	225
Savannah Economic Dev. Auth., Marshes of Skidaway
7.40%, 1/1/24	110	118
Savannah Economic Dev. Auth., Marshes of Skidaway
7.40%, 1/1/34	500	537
		14,273
Guam 0.1%
Guam Gov't. Waterworks Auth., 6.00%, 7/1/25	500	539
		539
Hawaii 1.4%
Hawaii Airports System, 5.25%, 7/1/21 (3)(5)	6,350	6,519
		6,519
Illinois 3.8%
Chicago, 6.75%, 1/1/35 (Prerefunded 7/1/10) (4)(5)	500	545
Chicago O' Hare Int'l. Airport, 5.00%, 1/1/11 (1)	3,905	4,044
Chicago O' Hare Int'l. Airport, 5.25%, 1/1/24 (1)(3)	500	520
Chicago O' Hare Int'l. Airport, 5.75%, 1/1/21 (1)(3)	1,000	1,054
Chicago O'Hare Int'l. Airport, VRDN, 3.70%, 7/1/09 (2)(3)	400	400
Illinois HFA, 5.00%, 5/15/32 (1)	5,000	5,156
Illinois HFA, Friendship Village of Schaumburg
5.625%, 2/15/37	400	405
Illinois HFA, Glen Oaks Medical Center, 7.00%, 11/15/19 (10)	145	151
Illinois HFA, Institute of Technology, 5.00%, 4/1/31	1,500	1,494
Illinois HFA, Institute of Technology, 5.00%, 4/1/36	1,000	988
Illinois HFA, Landing at Plymouth Place, 6.00%, 5/15/37	350	367
Illinois HFA, Lutheran Hillside Village, 5.25%, 2/1/37	500	506
Illinois HFA, Lutheran Senior Ministries, 7.375%, 8/15/31
(Prerefunded 8/15/11) (4)	250	284
Illinois HFA, Riverside Health, 6.00%, 11/15/32
(Prerefunded 11/15/12) (4)	500	549
Illinois HFA, Tabor Hills, 5.25%, 11/15/36	1,000	978
Village of Carol Stream, Windsor Park Manor, 7.20%, 12/1/14
(Prerefunded 12/1/07) (4)	200	206
		17,647
Indiana 1.5%
Indiana Transportation Fin. Auth., Highway, 5.375%, 12/1/25
(Prerefunded 12/1/10) (4)	160	168
Indiana Transportation Fin. Auth., Highway, 5.375%, 12/1/25
(Prerefunded 12/1/10) (4)	840	881
Purdue Univ., 5.25%, 7/1/11	4,835	5,075
Saint Joseph County, Holy Cross, 6.00%, 5/15/38	490	510
Vigo County Hosp. Auth., 5.70%, 9/1/37	250	250
		6,884
Iowa 0.4%
Iowa Fin. Auth., Single Family, 5.70%, 1/1/27	300	302
Tobacco Settlement Auth., 5.375%, 6/1/38	1,500	1,472
		1,774
Kansas 1.0%
Burlington, PCR, Kansas Gas & Electric, 5.30%, 6/1/31 (1)	500	525
City of Olathe, Aberdeen, 8.00%, 5/15/30
(Prerefunded 5/15/10) (4)	250	281
Johnson County Union School Dist. 233, Olathe, GO
5.50%, 9/1/16 (5)	1,000	1,115
Lenexa Health Care Fac., Lakeview Village, 6.875%, 5/15/32	400	453
Manhattan Health Care Fac., Meadowlark Hills Retirement
5.125%, 5/15/37	500	477
Salina, Regional Health Center, 5.00%, 10/1/36	1,325	1,309
Wyandotte County Unified Gov't., 4.75%, 12/1/16	250	252
Wyandotte County Unified Gov't., 5.00%, 12/1/20	250	254
		4,666
Louisiana 1.5%
Louisiana, Gas & Fuels, 5.375%, 6/1/19 (2)	1,000	1,051
Louisiana, GO, 5.00%, 7/15/18 (11)	3,000	3,174
Saint John Baptist Parish, Marathon Oil, 5.125%, 6/1/37	2,700	2,686
		6,911
Maryland 4.3%
Baltimore Convention Center Hotel, 5.00%, 9/1/32 (6)	1,000	1,040
Baltimore Convention Center Hotel, 5.875%, 9/1/39	585	611
Gaithersburg, Asbury, 5.125%, 1/1/36	1,150	1,129
Maryland Economic Dev. Corp., Associated Jewish Charities
5.50%, 7/15/09 (10)	445	458
Maryland Economic Dev. Corp., Aviation Administration
5.50%, 6/1/15 (3)(7)	2,690	2,871
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
7.50%, 12/1/14 (Prerefunded 12/1/09) (4)	100	109
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
7.625%, 12/1/22 (Prerefunded 12/1/09) (4)	250	273
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
7.73%, 12/1/27 (Prerefunded 12/1/09) (4)	200	219
Maryland Economic Dev. Corp., Golf Course, 8.25%, 6/1/28
(Prerefunded 6/1/11) (4)	150	172
Maryland Economic Dev. Corp., Morgan State Univ. Student
Housing, 6.00%, 7/1/22	500	514
Maryland Economic Dev. Corp., UMBC Student Housing
5.00%, 7/1/35 (6)	2,420	2,510
Maryland Economic Dev. Corp., Univ. of Maryland College Park
5.00%, 6/1/33 (11)	1,000	1,038
Maryland Energy Fin. Administration, Baltimore Wastewater
6.45%, 12/1/16 (3)	500	511
Maryland HHEFA, Adventist Healthcare, 5.75%, 1/1/25	500	523
Maryland HHEFA, Kings Farm Presbyterian Community
5.00%, 1/1/17	525	522
Maryland HHEFA, Kings Farm Presbyterian Community
5.30%, 1/1/37	250	248
Maryland HHEFA, Peninsula Regional Medical Center
5.00%, 7/1/21	1,000	1,024
Maryland HHEFA, Univ. of Maryland Medical System
6.625%, 7/1/20 (Prerefunded 7/1/10) (4)	850	923
Maryland HHEFA, Univ. of Maryland Medical System
6.75%, 7/1/30 (Prerefunded 7/1/10) (4)	2,000	2,180
Maryland HHEFA, Western Maryland Health System
5.00%, 7/1/15 (1)	2,305	2,457
Northeast Maryland Waste Disposal Auth., IDRB, Waste
Management, 5.00%, 1/1/12 (3)	200	202
		19,534
Massachusetts 1.0%
Massachusetts, 5.25%, 8/1/19 (Prerefunded 8/1/13) (4)	1,000	1,071
Massachusetts, 5.25%, 10/1/22 (Prerefunded 10/1/13) (4)	250	268
Massachusetts, GO, 5.00%, 9/1/21 (Prerefunded 9/1/15) (4)	2,000	2,144
Massachusetts Water Pollution Abatement Trust, Water
Resources Auth., 6.00%, 8/1/18	1,050	1,222
		4,705
Michigan 0.2%
Cornell Township Economic Dev., MeadWestvaco
5.875%, 5/1/18 (Prerefunded 5/1/12) (4)	250	272
Kentwood Economic Dev. Corp., The Holland Home
5.375%, 11/15/36	500	503
		775
Minnesota 1.9%
Maple Grove Health Care Systems, Maple Grove Hospitals
5.25%, 5/1/24	2,570	2,649
Minneapolis-Saint Paul Airport, 5.25%, 1/1/18 (3)(5)	5,890	6,023
		8,672
Mississippi 0.6%
Mississippi Business Fin., IDRB, Waste Management
3.35%, 3/1/29 (Tender 3/1/09) (3)	2,440	2,385
Mississippi Business Fin., PCR, System Energy Resources
5.875%, 4/1/22	500	505
		2,890
Missouri 2.6%
Bi-State Dev. Agency, Metrolink, 3.95%, 10/1/35	600	601
Missouri Higher Ed. Loan Auth., 5.85%, 7/15/10 (3)	1,000	1,036
Missouri Highway & Transportation Commission
5.00%, 5/1/25	5,000	5,253
Missouri Joint Electric Utility Commission, 5.00%, 1/1/17	2,000	2,115
Missouri Joint Electric Utility Commission, Plum Point
5.00%, 1/1/12 (1)	1,500	1,565
Missouri Joint Electric Utility Commission, Plum Point
5.00%, 1/1/23 (1)	1,000	1,041
Sugar Creek, IDRB, LaFarge North America, 5.65%, 6/1/37 (3)	250	255
		11,866
Montana 0.2%
Forsythe PCR, IDRB, Northwestern Corp., 4.65%, 8/1/23 (2)	1,000	1,015
		1,015
Nevada 0.7%
Clark County Airport, Las Vegas McCarran Int'l. Airport
4.75%, 7/1/22 (1)	2,570	2,593
Clark County, IDRB, PCR, Southwest Gas, 5.45%, 3/1/38
(Tender 3/1/13)	250	257
Henderson Local Improvement Dist., Sun City Anthem Phase II
5.80%, 3/1/23	125	129
		2,979
New Hampshire 0.2%
New Hampshire Business Fin. Auth., PCR, Public Service
5.45%, 5/1/21 (1)	750	798
		798
New Jersey 4.2%
City of Bayonne, GO, BAN, 5.00%, 10/26/07	2,000	2,004
New Jersey Economic Dev. Auth., Cigarette Tax, 5.75%, 6/15/29	1,000	1,065
New Jersey Economic Dev. Auth., Harrogate, 5.55%, 12/1/07	150	150
New Jersey Economic Dev. Auth., Lions Gate, 5.00%, 1/1/15	175	173
New Jersey Economic Dev. Auth., Performing Arts Center
6.00%, 6/15/08 (2)	1,060	1,081
New Jersey Economic Dev. Auth., School Fac. Construction
5.00%, 9/1/36	2,250	2,336
New Jersey Economic Dev. Auth., School Fac. Construction
5.125%, 3/1/30	2,000	2,080
New Jersey Economic Dev. Auth., Seabrook Village, 5.00%
11/15/14	530	535
New Jersey Economic Dev. Auth., Seabrook Village, 5.00%
11/15/16	600	602
New Jersey Economic Dev. Auth., Seashore Gardens, 5.00%
11/1/16	1,240	1,222
New Jersey Economic Dev. Auth., The Evergreens
6.00% 10/1/17	500	506
New Jersey HFFA, Pascack Valley Hosp. Assoc., 6.625%, 7/1/36	400	320
New Jersey HFFA, RWJ Health Care Corp. at Hamilton
5.00%, 7/1/25 (8)	1,000	1,010
New Jersey HFFA, Saint Barnabas Healthcare System
Zero Coupon, 7/1/31	1,775	473
New Jersey HFFA, South Jersey Hosp., 5.875%, 7/1/21
(Prerefunded 7/1/12) (4)	750	813
New Jersey Transportation Trust Fund Auth.
Zero Coupon, 12/15/29 (7)	6,000	2,090
Tobacco Settle Fin., 4.50%, 6/1/23	2,825	2,710
		19,170
New Mexico 0.5%
New Mexico Mortgage Fin. Auth., Single Family Mortgage
6.30%, 9/1/27	75	76
Sandoval County, IDRB, Intel Corp., 5.00%, 6/1/20	1,000	1,041
Univ. of New Mexico Regents, Univ. of New Mexico Hosp.
5.00%, 7/1/32 (7)	1,080	1,111
		2,228
New York 16.6%
Albany IDA, 5.625%, 12/1/34	775	799
Dormitory Auth. of the State of New York, 5.25%, 11/15/23
(Tender 5/15/12)	3,400	3,586
Dormitory Auth. of the State of New York, Cabrini of West
Chester, 5.20%, 2/15/41	2,500	2,641
Dormitory Auth. of the State of New York, Cornell Univ.
5.00%, 7/1/25	3,900	4,094
Dormitory Auth. of the State of New York, Mount Sinai Hosp.
5.50%, 7/1/26	275	278
Dormitory Auth. of the State of New York, New York Medical
College, 4.75%, 7/1/27 (1)	3,000	3,023
Dormitory Auth. of the State of New York, St. John's Univ.
5.25%, 7/1/25 (1)	1,750	1,947
Dutchess County IDA, Elant Fishkill, 5.25%, 1/1/37	400	391
Essex County IDA, PCR, Int'l. Paper, 5.20%, 12/1/23 (3)	1,000	995
Madison County IDA, Colgate Univ., 5.00%, 7/1/33	360	370
Metropolitan Transportation Auth., 5.00%, 11/15/13 (1)	2,000	2,122
Metropolitan Transportation Auth., 5.00%, 11/15/25 (5)	3,000	3,102
Nassau County, 7.00%, 3/1/13 (Prerefunded 3/1/10) (4)(7)	655	708
Nassau County Interim Fin. Auth., Sales Tax
5.00%, 11/15/16 (1)	1,000	1,069
Nassau County Interim Fin. Auth., Sales Tax
5.00%, 11/15/21 (1)	1,915	2,017
Nassau County Tobacco Settlement Corp.
STEP, 0%, 6/1/26 (12)	1,000	922
New York City, 5.75%, 3/1/20 (Prerefunded 3/1/13) (4)	1,000	1,097
New York City, GO, 5.00%, 8/1/12	4,000	4,198
New York City, GO, 5.00%, 6/1/18	1,650	1,741
New York City, GO, 5.00%, 8/1/26	1,055	1,094
New York City, GO, 5.00%, 4/1/27	1,690	1,756
New York City, GO, 5.00%, 11/1/28	4,000	4,135
New York City, GO, 5.125%, 8/1/10	800	831
New York City Convention Center Dev. Corp., Hotel Unit Fee
5.00%, 11/15/21 (2)	1,250	1,317
New York City Housing Dev. Corp., HUD Capital Funding
Program, 5.00%, 7/1/25 (5)	600	625
New York City IDA, 7 World Trade Center, 6.25%, 3/1/15	2,500	2,622
New York City IDA, 7 World Trade Center, 6.75%, 3/1/15	500	528
New York City IDA, Terminal One Group, 5.00%, 1/1/08 (3)	1,000	1,005
New York City IDA, Terminal One Group, 5.00%, 1/1/10 (3)	2,000	2,047
New York City IDA, Terminal One Group, 5.50%, 1/1/24 (3)	500	532
New York City Municipal Water Fin. Auth., 5.00%, 6/15/37	5,000	5,157
New York Liberty Dev. Corp., Goldman Sachs Group
5.25%, 10/1/35	1,500	1,592
New York State Environmental Fac., PCR, Waste Management
4.45%, 7/1/17 (Tender 7/1/09) (3)	250	248
New York State Thruway Auth., 5.00%, 4/1/24	5,000	5,273
New York Urban Dev. Corp., VRDN, 3.76%, 1/1/09	3,480	3,480
Niagara County IDA, American Ref-Fuel, 5.45%, 11/15/26
(Tender 11/15/12) (3)	500	513
Port Auth. of New York & New Jersey, 5.00%, 8/1/15 (3)	4,490	4,577
Port Auth. of New York & New Jersey, 5.20%, 12/15/26 (2)(3)	2,800	2,914
Seneca Nation Indians Improvement Auth., 5.00%, 12/1/23 (9)	500	491
Tobacco Settlement Fin. Corp., 5.25%, 6/1/20 (2)	500	528
Yonkers IDA, Civic Fac., 6.625%, 2/1/26
(Prerefunded 2/1/11) (4)	250	274
		76,639
North Carolina 1.0%
Gaston County, IDRB, PCR, National Gypsum, 5.75%, 8/1/35 (3)	200	207
North Carolina Eastern Municipal Power Agency, 5.30%, 1/1/15	500	524
North Carolina Eastern Municipal Power Agency
5.375%, 1/1/11	1,500	1,562
North Carolina Eastern Municipal Power Agency
5.375%, 1/1/13	500	528
North Carolina Eastern Municipal Power Agency, 6.70%, 1/1/19	700	743
North Carolina Municipal Power Agency #1, Catawba Electric
5.50%, 1/1/13	1,065	1,131
		4,695
Ohio 1.0%
Cuyahoga County Hosp., Cleveland Clinic Health System
6.00%, 1/1/32	1,250	1,354
Franklin County, Ohio Presbyterian Retirement Services
7.125%, 7/1/29 (Prerefunded 7/1/11) (4)	500	560
Ohio Building Auth., Adult Correctional Fac., 5.50%, 10/1/11
(Prerefunded 10/1/09) (4)	1,000	1,045
Ohio Water Dev. Auth., FirstEnergy, 3.75%, 10/1/30 (Tender
10/1/08)	965	961
Ohio Water Dev. Auth., Fresh Water, 5.375%, 12/1/21
(Prerefunded 6/1/12) (4)	750	800
		4,720
Oklahoma 0.3%
Norman Regional Hosp. Auth., 5.375%, 9/1/36	400	407
Oklahoma County Fin. Auth., Epworth Villa, 5.875%, 4/1/30	250	257
Oklahoma Dev. Fin. Auth., Inverness Village, 6.25%, 2/1/09	105	106
Oklahoma Dev. Fin. Auth., Inverness Village, 8.00%, 2/1/32	690	768
		1,538
Oregon 0.4%
Multnomah County Hosp. Fac. Auth., Providence Health
5.25%, 10/1/24	1,000	1,049
Portland Sewer, 5.75%, 8/1/20 (Prerefunded 8/1/10) (4)(5)	750	791
		1,840
Pennsylvania 3.1%
Bucks County Water & Sewer Auth., Neshaminy
5.25%, 6/1/15 (7)(10)	320	348
Bucks County Water & Sewer Auth., Neshaminy
5.25%, 6/1/15 (7)	680	738
Cumberland County Municipal Auth., Wesley Affiliated Services
7.125%, 1/1/25 (Prerefunded 1/1/13) (4)	400	458
Lehigh County General Purpose Auth., St. Luke Hosp., VRDN
4.611%, 8/15/42	1,000	970
Montgomery County HHEFA, Foulkeways at Gwynedd, 6.75%
11/15/24 (Prerefunded 11/15/09) (4)	400	429
Montgomery County IDA, Acts Retirement Communities
5.00%, 11/15/12	4,400	4,523
Montgomery County IDA, The Hill at Whitemarsh
6.25%, 2/1/35	500	523
Pennsylvania Higher EFA, Philadelphia Univ., 5.25%, 6/1/32	250	253
Pennsylvania Turnpike Commission, 5.50%, 7/15/33
(Prerefunded 7/15/11) (2)(4)	1,000	1,070
Philadelphia School Dist., 5.50%, 2/1/22
(Prerefunded) 2/1/12) (4)(7)	1,000	1,068
Philadelphia School Dist., 5.50%, 2/1/31
(Prerefunded 2/1/12) (4)(7)	1,000	1,068
Saint Mary Hosp. Auth., Catholic Health East, 5.50%, 11/15/24
(Prerefunded 11/15/14) (4)	1,050	1,148
Washington County Redev. Auth., Victory Centre, 5.45%, 7/1/35	500	504
West Shore Area Auth., Holy Spirit Hosp., 6.20%, 1/1/26	500	526
West Shore Area Auth., Holy Spirit Hosp., 6.25%, 1/1/32	250	263
Westmoreland County IDA, Redstone Presbyterian Seniorcare
7.50%, 11/15/15 (Prerefunded 11/15/10) (4)	200	220
Westmoreland County IDA, Redstone Presbyterian Seniorcare
8.00%, 11/15/23 (Prerefunded 11/15/10) (4)	300	337
		14,446
Puerto Rico 4.5%
Gov't. Dev. Bank of Puerto Rico, GO, 5.00%, 12/1/09	5,000	5,123
Gov't. Dev. Bank of Puerto Rico, GO, TECP, 4.25%, 8/2/07	2,000	2,000
Gov't. Dev. Bank of Puerto Rico, GO, TECP, 4.25%, 8/3/07	4,000	4,000
Puerto Rico, GO, 5.25%, 7/1/21	785	828
Puerto Rico, GO, 5.25%, 7/1/27	2,750	2,890
Puerto Rico Electric Power Auth., 5.00%, 7/1/28 (5)	1,500	1,562
Puerto Rico Electric Power Auth., VRDN, 4.111%, 7/1/29 (7)	2,000	1,988
Puerto Rico Highway & Transportation Auth., 5.50%, 7/1/15	250	269
Puerto Rico Sales Tax, VRDN, 4.518%, 8/1/57	2,000	1,998
		20,658
Rhode Island 0.1%
Central Falls Detention Fac. Corp., 7.25%, 7/15/35	300	332
		332
South Carolina 0.5%
Lancaster, Edenmoor Improvement District, 5.75%, 12/1/37	500	506
Medical Univ. Hosp. Auth., 5.00%, 8/15/31 (1)	500	514
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
5.625%, 11/15/30	250	258
South Carolina Public Service Auth., 5.25%, 1/1/18 (7)	1,000	1,051
		2,329
South Dakota 0.7%
South Dakota HEFA, Sanford Health, 5.00%, 11/1/27	2,200	2,225
South Dakota HEFA, Sioux Valley Hosp., 5.50%, 11/1/31	1,000	1,056
		3,281
Tennessee 1.8%
Chattanooga Health Ed. & Housing Fac. Board, CDFI Phase 1
5.125%, 10/1/35	1,000	980
Chattanooga Health Ed. & Housing Fac. Board, CDFI Phase 1
6.00%, 10/1/35	350	361
Memphis-Shelby County Airport Auth., 6.25%, 2/15/09 (1)(3)	290	300
Memphis-Shelby County Airport Auth., 6.25%, 2/15/11 (1)(3)	100	107
Sullivan County Health Ed. & Housing, Wellmont Health
5.25%, 9/1/36	1,500	1,505
Sullivan County Health Ed. & Housing, Wellmont Health
6.25%, 9/1/22 (Prerefunded 9/1/12) (4)	250	277
Sullivan County Health Ed. & Housing, Wellmont Health
6.25%, 9/1/22 (Prerefunded 9/1/12) (4)	150	166
Tennessee Energy Acquisition, 5.00%, 9/1/10	4,600	4,703
		8,399
Texas 9.0%
Austin Convention Enterprises, 5.25%, 1/1/12 (6)	1,485	1,564
Austin Convention Enterprises, 5.25%, 1/1/13 (6)	2,235	2,374
Austin Convention Enterprises, 5.25%, 1/1/14 (6)	1,500	1,605
Austin Convention Enterprises, 5.75%, 1/1/24	1,250	1,289
Brazos River Auth., PCR, Centerpoint Energy, 7.75%, 12/1/18	250	261
Brazos River Auth., PCR, TXU Energy, 7.70%, 4/1/33 (3)	150	168
Dallas/Fort Worth Airport, 5.50%, 11/1/18 (1)(3)	1,120	1,177
Dallas/Fort Worth Airport, 5.50%, 11/1/31 (3)(5)	1,000	1,040
Dallas/Fort Worth Airport, 6.10%, 11/1/20 (3)(5)	510	530
Gulf Coast Waste Disposal Auth., Anheuser-Busch Companies
5.90%, 4/1/36 (3)	500	530
Harris County Health Fac. Dev. Corp., Memorial Hermann
Healthcare, 6.375%, 6/1/29 (Prerefunded 6/1/11) (4)	250	274
Harris County Health Fac. Dev. Corp., St. Lukes Episcopal Hosp.
5.375%, 2/15/26 (Prerefunded 8/15/11) (4)	1,000	1,055
Harris County Health Fac. Dev. Corp., Texas Childrens Hospital
VRDN, 3.70%, 10/1/29 (1)	3,800	3,800
Harris County Health Fac. Dev. Corp., Texas Childrens Hosp.
5.375%, 10/1/12 (10)	800	832
Houston, GO, 5.50%, 3/1/18 (7)	500	524
Houston Airport, 5.20%, 7/1/18 (3)(5)	2,500	2,536
Houston Combined Utility System, 5.00%, 11/15/36 (7)	5,000	5,179
Houston Combined Utility System, 5.25%, 5/15/25 (1)	2,500	2,649
Houston Combined Utility System, 5.75%, 12/1/18
(Prerefunded 12/1/12) (2)(4)	485	527
Port Corpus Christi, PCR, IDC, CITGO Petroleum
8.25%, 11/1/31 (3)	250	256
San Antonio Electric & Gas, 5.00%, 2/1/25	2,000	2,073
Tarrant County, Edgemere Project - Northwest Senior High
School, 6.00%, 11/15/36	500	522
Tarrant County Health Fac. Dev. Corp., Baylor Health Care
5.375%, 11/15/21	1,000	1,045
Texas, Transportation Commission Mobility Fund, GO
5.00%, 4/1/28	5,000	5,170
Texas A&M Univ., 5.00%, 5/15/25	3,000	3,116
Texas Municipal Gas Acquisition & Supply, 5.00%, 12/15/13	1,200	1,238
Travis County Health Fac. Dev. Corp., Querencia Barton Creek
5.65%, 11/15/35	200	203
		41,537
Virginia 3.3%
Chesterfield County IDA, Virginia Electric & Power
5.875%, 6/1/17	1,500	1,597
Fairfax County Economic Dev. Auth., 5.125%, 10/1/37	1,000	990
Fairfax County Water Auth., 5.80%, 1/1/16 (10)	800	852
Greater Richmond Convention Center, 6.125%, 6/15/29
(Prerefunded 6/15/10) (4)	1,250	1,340
Greater Richmond Convention Center, Hotel Tax
5.00%, 6/15/30 (1)	1,000	1,037
Henrico County Economic Dev. Auth., Bon Secours Health
5.60%, 11/15/30	250	259
James City County EDA, 5.00%, 6/15/13 (7)	4,790	5,069
James City County EDA, 5.40%, 7/1/27	500	496
James City County EDA, 5.50%, 7/1/37	500	499
Lexington IDA, Stonewall Jackson Hosp., 7.00%, 7/1/25	100	104
Lexington IDA, Stonewall Jackson Hosp., 7.00%, 7/1/30	140	146
Loudoun County IDA, Howard Hughes Medical Institute, VRDN
3.72%, 2/15/38	490	490
New Port CDA, 5.60%, 9/1/36	415	424
Norfolk Economic Dev. Auth., 6.00%, 11/1/36 (3)	500	498
Peninsula Ports Auth., Baptist Homes, 5.40%, 12/1/33	500	503
Pocahontas Parkway Assoc., 5.50%, 8/15/28
(Prerefunded 8/15/08) (4)	300	311
York County IDA, Virginia Electric & Power, 5.50%, 7/1/09	400	404
		15,019
Washington 0.5%
Chelan County Public Utility Dist. #1, Rock Island Hydro
Zero Coupon, 6/1/18 (1)	585	361
Port of Seattle, 5.00%, 2/1/26 (6)	1,000	1,036
Tacoma Solid Waste Utility, 5.50%, 12/1/17
(Prerefunded 12/1/07) (2)(4)	105	107
Tacoma Solid Waste Utility, 5.50%, 12/1/17 (2)	560	568
		2,072
West Virginia 0.2%
West Virginia Commerce of Highways, 5.00%, 9/1/12 (7)	1,000	1,053
		1,053
Total Municipal Securities (Cost $452,927)		455,853
Total Investments in Securities
99.0% of Net Assets (Cost $452,927)		$455,853

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Insured by MBIA Insurance Corp.
(2)	Insured by AMBAC Assurance Corp.
(3)	Interest subject to alternative minimum tax
(4)	Prerefunded date is used in determining portfolio maturity.
(5)	Insured by Financial Guaranty Insurance Company
(6)	Insured by XL Capital Assurance Inc.
(7)	Insured by Financial Security Assurance Inc.
(8)	Insured by Radian Asset Assurance Inc.
(9)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$2,066 and represents 0.5% of net assets.
(10)	Escrowed to maturity
(11)	Insured by CIFG Assurance
(12)	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
BAN	Bond Anticipation Note
CDA	Community Development Administration
COP	Certificate of Participation
EFA	Educational Facility Authority
GO	General Obligation
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFC	Housing Finance Corp.
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDC	Industrial Development Corp.
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer 's agent at a predetermined price (generally par)
on specified dates upon required notification; rate shown is effective rate at period-end.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Summit Municipal Income Fund
Unaudited	July 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Municipal Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Income Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks a high level of income exempt from federal income taxes.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2007, the cost of investments for federal income tax purposes was $452,893,000. Net unrealized gain aggregated $2,960,000 at period-end, of which $5,525,000 related to appreciated investments and $2,565,000 related to depreciated investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	September 17, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	September 17, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	September 17, 2007